Dividends - Schedule of dividends announced and paid (Details) $ / shares in Units, $ in Millions	3 Months Ended																									12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 £ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 £ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 £ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 £ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 £ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 £ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 £ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 £ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 £ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 £ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 £ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 £ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 £ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 £ / shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in Pence and USD per share) | (per share)		$ 0.08320	£ 0.062394	$ 0.08320	£ 0.061942	$ 0.08000	£ 0.058993	$ 0.08000	£ 0.061761	$ 0.08000	£ 0.062959	$ 0.08000	£ 0.060498	$ 0.07270	£ 0.056825	$ 0.07270	£ 0.056922	$ 0.07270	£ 0.057367	$ 0.07270	£ 0.057320	$ 0.06610	£ 0.053089	$ 0.06610	£ 0.055507	$ 0.32640	£ 0.245090	$ 0.30540	£ 0.237204	$ 0.27760	£ 0.223283
Dividend paid per ordinary share		$ 1,276		$ 1,288		$ 1,237		$ 1,257		$ 1,283		$ 1,297		$ 1,204		$ 1,218		$ 1,224		$ 1,249		$ 1,152		$ 1,183		$ 5,059		$ 5,003		$ 4,809
Preference shares
Disclosure of classes of share capital [line items]
Dividends paid, other than ordinary shares																										$ 1		$ 1		$ 1
Ordinary Shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares																										$ 0.08320
Subsequent Event
Disclosure of classes of share capital [line items]
Dividend paid per ordinary share	$ 1,280